Black-Scholes Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Scheme II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	1.00%
Fair value of ordinary share at grant date	$ 3.56
Scheme II | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected price volatility range	50.50%
Risk-free interest rate range	5.77%
Expected life range	5 years 6 months
Scheme II | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected price volatility range	50.60%
Risk-free interest rate range	5.81%
Expected life range	6 years 3 months 4 days
Scheme III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	1.00%
Fair value of ordinary share at grant date	$ 3.56
Scheme III | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected price volatility range	49.80%
Risk-free interest rate range	5.77%
Expected life range	5 years 3 months 11 days
Scheme III | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected price volatility range	52.40%
Risk-free interest rate range	5.83%
Expected life range	6 years 6 months 15 days
Scheme V
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected price volatility range	56.20%
Risk-free interest rate range	2.92%
Expected life range	6 years 3 months
Expected dividends	0.00%
Fair value of ordinary share at grant date	$ 7.66
Scheme VI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected price volatility range	51.50%
Risk-free interest rate range	3.28%
Expected life range	6 years 3 months
Expected dividends	2.50%
Fair value of ordinary share at grant date	$ 9.09